SCHEDULE OF CONTRACT COSTS (Details)	12 Months Ended
	Feb. 28, 2026 USD ($)	Feb. 28, 2026 SGD ($)	Feb. 28, 2025 SGD ($)
Contract Costs
Balance at beginning of the period	$ 116,441	$ 147,135
Additions	3,355,183	4,239,609	147,135
Recognized to cost of revenue during the year	(936,981)	(1,183,969)
Balance at end of the period	$ 2,534,643	$ 3,202,775	$ 147,135